Document And Entity Information	9 Months Ended
	Sep. 30, 2012	Nov. 13, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	JAVELIN MORTGAGE INVESTMENT CORP.
Document Type	S-11
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		7,500,050
Amendment Flag	false
Entity Central Index Key	0001552890
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Sep. 30, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q3